PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Growing & Processing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Deferred charges and deposits	$ 5,507	$ 3,188
Chocolate Manufacturing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	3,978
Depreciation expense	$ 267